EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share
The components of basic earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS AND SHARES	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Net income for the period	$516	$269	$234	$606
Dividends on Class A redeemable junior preferred shares(1)	—	(28)	—	(56)
	$516	$241	$234	$550
Attributable to:
Class A exchangeable and Class B shareholders(2)	$4	$3	$8	$6
Class C shareholder	497	233	167	537
Non-controlling interests	15	5	59	7
	$516	$241	$234	$550

Earnings per class C share – basic	$2.44	$1.95	$0.83	$4.85

Weighted average shares – Class C shares	203,406,212	119,294,264	202,267,754	110,675,524
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(1)Our Class A redeemable junior preferred shares were converted to Class C shares by Brookfield on December 6, 2024. Accordingly, no dividends were accrued for the three and six months ended June 30, 2025.
(2)On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.